INVESTMENTS - RESTRICTED	12 Months Ended
Sep. 30, 2013
INVESTMENTS - RESTRICTED
INVESTMENTS - RESTRICTED

NOTE 3:  INVESTMENTS - RESTRICTED

Assurant processes and administers insurance transactions and activity on behalf of the Company.  Pursuant to applicable insurance regulations, we are required to maintain a 102% of unearned premium and insurance claim and policy reserves, with a qualified financial institution which, as of September 30, 2013 was zero.

We record our restricted investments at fair value.  The following table represents the restricted investments as of September 30, 2013 and 2012:

	As of September 30, 2013				As of September 30, 2012
		Gross	Gross			Gross	Gross
		Unrealized	Unrealized			Unrealized	Unrealized
	Book Value	Gains	(Losses)	Fair Value	Book Value	Gains	(Losses)	Fair Value
Restricted investments:
U.S. government bonds	$—	$—	$—	$—	$983,144	$40,990	$—	$1,024,134
Total restricted investments	$—	$—	$—	$—	$983,144	$40,990	$—	$1,024,134

During fiscal 2013 and 2012, we did not recognize any material realized gains or losses or receive proceeds from sales on restricted investments.  In fiscal 2013 and 2012, we received authorization, pursuant to applicable insurance regulations, to transfer $1.0 million and $1.9 million, respectively, in book value of U.S. government bonds from restricted to non-restricted.